Unaudited Interim Condensed Consolidated Statemenets of Operations - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
REVENUES:
Revenues	$ 81,015	$ 101,177
Commissions	(2,953)	(3,804)
Net revenues	78,062	97,373
EXPENSES:
Voyage expenses	(6,189)	(14,852)
Vessel operating expenses	(36,886)	(41,984)
Depreciation	(36,799)	(34,958)
General and administrative expenses	(11,694)	(10,516)
Loss on sale of assets	(2,750)	0
Impairment loss	(17,163)	0
Other operating income	1,158	0
Loss from inventory valuation	0	(1,286)
Operating loss	(32,261)	(6,223)
OTHER (EXPENSE)/INCOME:
Interest expense	(14,465)	(7,406)
Other finance costs	(1,469)	(37)
Interest income	385	54
Loss on derivatives	(871)	(2,368)
Foreign currency gain	300	286
Amortization and write-off of deferred finance charges	(2,948)	(2,348)
Net loss	(51,329)	(18,042)
Less preferred dividend	10,530	10,650
Net loss available to common shareholders	$ (61,859)	$ (28,692)
Loss per share, basic and diluted	$ (0.74)	$ (0.34)
Weighted average number of shares, basic and diluted	83,573,418	83,471,336